Consolidated Statements of Condition - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Assets
Cash and cash equivalents	$ 273,053	$ 255,146
Investment securities:
Held-to-maturity (Market value of $2,400 on December 31, 2015 and $2,400 on December 31, 2014)	2,400	2,400
Available-for-sale (Amortized cost of $4,196,034 on December 31, 2015 and $4,894,428 on December 31, 2014)	4,199,372	4,911,963
Total investment securities	4,201,772	4,914,363
Loans	5,950,914	5,679,245
Less allowance for probable loan losses	(66,988)	(64,828)
Net loans	5,883,926	5,614,417
Bank premises and equipment, net	516,716	526,423
Accrued interest receivable	31,572	31,461
Other investments	468,791	440,670
Identified intangible assets, net	153	797
Goodwill	282,532	282,532
Other assets	114,354	130,711
Total assets	11,772,869	12,196,520
Deposits:
Demand - non-interest bearing	3,149,618	2,930,253
Savings and interest bearing demand	3,020,222	3,025,680
Time	2,366,413	2,482,692
Total deposits	8,536,253	8,438,625
Securities sold under repurchase agreements	827,772	858,350
Other borrowed funds	505,750	1,073,944
Junior subordinated deferrable interest debentures	161,416	175,416
Other liabilities	76,175	69,527
Total liabilities	10,107,366	10,615,862
Shareholders' equity:
Common shares of $1.00 par value. Authorized 275,000,000 shares; issued 95,866,218 shares on December 31, 2015 and 95,783,977 shares on December 31, 2014	95,866	95,784
Surplus	167,980	165,520
Retained earnings	1,683,600	1,585,389
Accumulated other comprehensive income (including $(4,026) on December 31, 2015 and $(4,881) on December 31, 2014 of comprehensive loss related to other-than-temporary impairment for non-credit related issues)	2,167	11,397
Total shareholders' equity before treasury stock	1,949,613	1,858,090
Less cost of shares in treasury, 29,585,646 shares on December 31, 2015 and 29,324,567 December 31, 2014	(284,110)	(277,432)
Total shareholders' equity	1,665,503	1,580,658
Total liabilities and shareholders' equity	$ 11,772,869	$ 12,196,520